Borrowings and financial liabilities - Main characteristics of the ORNANE note warrants (Details)		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022 tranche item shares
Borrowings and financial liabilities
Warrant term	5 years	65 years
Convertible notes to NEGMA
Borrowings and financial liabilities
Number of warrants outstanding | tranche		2,400
Warrant term		4 years
Number of warrants per tranche | tranche		300
Number of ORNANE called per warrant | shares		1
ATLAS ORNANE note warrants
Borrowings and financial liabilities
Number of warrants outstanding | item		960
Number of warrants per tranche | item		120
Number of ORNANE called per warrant | shares		1